Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 1,620	$ 1,441
Restricted cash, current portion		535
Inventories	681	501
Trade accounts receivable	672	1,243
Less: Allowance for credit losses	(9)
Trade accounts receivable, net	663	1,243
Due from related parties	2,308
Vessel held-for-sale		13,190
Prepayments and other assets	133	325
Total current assets	5,405	17,235
FIXED ASSETS, NET:
Vessels, net	83,774	87,507
Total fixed assets, net	83,774	87,507
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	2,417	3,200
Financial derivative instrument		1
Deferred charges, net	1,594	779
Prepayments and other assets		47
Total other non-current assets	4,011	4,027
Total assets	93,190	108,769
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	3,255	8,984
Trade accounts payable	3,642	4,538
Due to related parties		6,849
Hire collected in advance	726	1,415
Accrued and other liabilities	677	750
Total current liabilities	8,300	22,536
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs, non-current	50,331	49,233
Promissory note	5,000	5,000
Total non-current liabilities	55,331	54,233
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized of which 1,000,000 authorized Series A Convertible Preferred Shares; 0 and 181,475 Series A Convertible Preferred Shares issued and outstanding as at December 31, 2019 and 2020, respectively)
Common stock ($0.001 par value; 450,000,000 shares authorized; 21,370,280 and 21,962,881 shares issued and outstanding as at December 31, 2019 and 2020, respectively)	22	21
Additional paid-in capital	79,692	75,154
Accumulated deficit	(50,155)	(43,175)
Total stockholders' equity	29,559	32,000
Total liabilities and stockholders' equity	$ 93,190	$ 108,769